Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Measurements [Abstract]
Summary of fair value measurement
	As of June 30, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	-	$77,998	-	$77,998
Total financial assets	-	$77,998	-	$77,998

Liabilities:
Payment obligation related to acquisition	-	-	$356	$356
Foreign currency derivative contracts	-	52		52
Total liabilities	-	$52	$356	$408

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	-	$74,372	-	$74,372
Foreign currency derivative contracts	-	45	-	45
Total financial assets	-	$74,417	-	$74,417

Liabilities:
Payment obligation related to acquisition	-	-	$334	$334
Total liabilities	-	-	$334	$334

Schedule of fair value measurements within level 3
Total fair value as of January 1, 2018	$334
Accretion of payments obligation	22

Total fair value as of June 30, 2018	$356